Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013
Derivatives, Fair Value [Line Items]
Notional amount of currency forward contracts - asset	$ 585	$ 2,356
Notional amount of currency option contracts - asset	186	309
Notional amount of currency forward contracts - liability	1,304	1,332
Notional amount of currency option contracts - liability	72	426
Estimated fair value of currency forward contracts - asset	5	57
Estimated fair value of currency option contracts - asset	2	2
Estimated fair value of currency forward contracts - liability	(26)	(24)
Estimated fair value of currency option contracts - liability	$ (2)	$ (11)